Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended
	Sep. 09, 2010	Jan. 31, 2012	Apr. 30, 2012 AirCraft	Apr. 30, 2011 AirCraft	Jan. 31, 2013 AirCraft	Apr. 25, 2013 Capital stock	Apr. 25, 2013 Contributed surplus	May 08, 2013 Unsecured Senior Notes	Jun. 13, 2012 Purchase Commitment AirCraft	Jun. 12, 2012 Purchase Commitment AirCraft
Subsequent Event [Line Items]
Number of aircraft committed to acquire									20	10
Number of aircraft under Options to acquire										16
Number of aircraft exercised under Options to acquire			23	17	27				2
Issuance of capital stock for cash, shares	113,978					1
Issuance of capital stock for cash	$ 100,000	$ 80,000,000	$ 100,000,000	$ 146,000			$ 25,000,000
Debt principal amount								$ 300,000,000
Debt stated interest rate								9.375%